Other Liabilities, Provisions and Contingencies	9 Months Ended
Sep. 30, 2019
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Other Liabilities, Provisions and Contingencies
Note 21. Other Liabilities, Provisions and Contingencies
As of September 30, 2019 and December 31, 2018, other current financial liabilities are Ps. 4,385 and Ps. 566, respectively
.

The balance as of September 30, 2019 includes
dividends to be paid in November
 2019
for an amount of Ps. 3,722
.
As of September 30, 2019 and December 31, 2018, Company’s provisions, other non-current
liabilities and other
non-current
financial liabilities are Ps. 10,271 and Ps. 10,804, respectively.
In respect to contingencies, the Company has various loss contingencies and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable. Most of these contingencies are the result of the Company’s business acquisitions. The following table presents the nature and amount of the contingencies recorded as of September 30, 2019 and December 31, 2018:

	September 30, 2019		December 31, 2018
Taxes	Ps.	4,653	Ps.	5,038
Labor		2,332		2,340
Legal		942		920

Total	Ps.	7,927	Ps.	8,298

While provision for all probable claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.
The Company has entered into several proceedings with its labor unions, tax authorities and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have resulted in the ordinary course of business and are common to the industry in which the Company operates. The aggregate amount being claimed against the Company resulting from such proceedings as of September 30, 2019 is Ps. 54,182. Such contingencies were classified by legal counsel as less than probable but more than remote of being settled against the Company. However, the Company believes that the ultimate resolution of such several proceedings will not have a material effect on its consolidated financial position or result of operations.
The Company has tax contingencies, most of which are related to its Brazilian operations, amounting to approximately Ps. 50,729 with loss expectations assessed by management and supported by the analysis of legal counsel consider as possible. Among these possible contingencies, is Ps. 10,451 in various tax disputes related primarily to credits for ICMS (VAT) and Ps. 33,383 related to tax credits of IPI over raw materials acquired from Free Trade Zone Manaus. Possible claims also include Ps. 3,719 related to compensation of federal taxes not approved by the IRS (Tax authorities), and Ps. 3,174 related to the requirement by the Tax Authorities of State of São Paulo for ICMS (VAT), interest and penalty due to the alleged underpayment of tax arrears for the period 1994-1996. The Company is defending its position in these matters and final decision is pending in court.
In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where this subsidiary operates. The Company does not expect any material liability to arise from these contingencies.
As is customary in Brazil, Coca-Cola FEMSA has been required by the tax authorities there to collateralize tax contingencies currently in litigation amounting to Ps. 8,985 and Ps. 7,739, as of September 30, 2019 and December 31, 2018, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies.
 Additionally in some cases, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits, these amounts are included in other other non current assets line.